Leases - Lessor: Depreciation and Various Expenses Included in Costs of Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Leases [Abstract]
Depreciation expenses	¥ 209,586	¥ 202,858	¥ 195,047
Various expenses	80,018	54,463	57,280
Costs of operating leases	¥ 289,604	¥ 257,321	¥ 252,327